Deferred and current taxation - Items charged or credited to other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax (credit)/charge in other comprehensive income	€ (177.5)	€ 144.5	€ 57.6
Effective portion of changes in fair value of cash-flow hedges
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax (credit)/charge in other comprehensive income	66.6	117.7	124.5
Net change in fair value of cash-flow hedges transferred to property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax (credit)/charge in other comprehensive income	(16.4)	2.7	0.2
Net hedge ineffectiveness and discontinuation transferred to profit or loss
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax (credit)/charge in other comprehensive income			(24.4)
Net other changes in fair value of cash-flow hedges transferred to profit or loss
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax (credit)/charge in other comprehensive income	€ (227.7)	€ 24.1	€ (42.7)